Derivative Instruments (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) contract	Dec. 31, 2017 USD ($) contract
Interest Rate Derivatives
Reclassification from accumulated other comprehensive loss to decrease in interest expense		$ 8,000
Assets needed for immediate settlement		$ 4,700,000
Interest Rate Swap
Interest Rate Derivatives
Number of interest rate swaps contracts (in contracts) | contract		2	3
Aggregate notional amount		$ 66,800,000	$ 96,200,000
Interest Rate Lock Commitments
Interest Rate Derivatives
Number of interest rate swaps contracts (in contracts) | contract		2
Aggregate notional amount		$ 200,000,000
Interest Rate Lock Agreement A
Interest Rate Derivatives
Aggregate notional amount		100,000,000
Gain on derivative		$ 2,400,000
Number of instruments expired (in contracts) | contract		1
Subsequent Event | Interest Rate Lock Agreement B
Interest Rate Derivatives
Aggregate notional amount	$ 100,000,000
Gain on contract termination	$ 3,300,000